ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll	$ 2,760	$ 1,432
Legal expense accruals	91	119
Trade accounts payable	1,339	409
Other accrued liabilities	322	385
Total accounts payable and accrued liabilities	$ 4,512	$ 2,345